real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement of financial position
Current assets	$ 6,416		$ 6,416		$ 6,313
Non-current assets	50,895		50,895		49,823
Current liabilities	9,684		9,684		9,478
Non-current liabilities	30,582		30,582		29,356
Statement of income and other comprehensive income
Net income	221	$ 196	361	$ 420
Other comprehensive income (loss)	2	(81)	121	(79)
Comprehensive income (loss)	220	144	446	355
Reconciliation of statement of financial position summary financial information to carrying amounts
Our carrying amount	209		$ 209		$ 232
Miovision Technologies Incorporated
real estate joint ventures and investments in associates
Equity interest in associates (as a percent)			43.50%		43.50%
Statement of financial position
Current assets	91		$ 91		$ 109
Non-current assets	417		417		395
Current liabilities	32		32		40
Non-current liabilities	69		69		43
Net assets	407		407		421
Statement of income and other comprehensive income
Revenue and other income	41	36	73	53
Comprehensive income (loss)	(8)	$ (6)	(18)	$ (16)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets	407		$ 407		$ 421
Our interest			43.50%		43.50%
Our carrying amount	$ 177		$ 177		$ 184